Acquisitions, Acquisition of Streamworx (Details) - USD ($) $ in Millions	Oct. 31, 2021	Aug. 19, 2021	Oct. 31, 2020	Oct. 31, 2019
Acquisition [Abstract]
Total consideration	$ 13.0		$ 7.3	$ 89.0
Intangible assets	7.8		$ 6.6	$ 61.3
Streamworx [Member]
Acquisition [Abstract]
Total consideration	9.7	$ 9.7
Carrying value of assets		0.8
Carrying value of liability		0.6
Intangible assets	$ 4.4	$ 4.4